Schedule of Retention Receivables, Net (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)
Retention Receivables Net
Retention receivables	$ 300,486	£ 237,726		£ 103,466
Allowance for expected credit losses	(30,374)	(24,030)	$ (50,887)	(40,259)
Total retention receivables, net	$ 270,112	£ 213,696		£ 63,207